SHARES TO BE ISSUED (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
Short-term Debt [Line Items]
Common stock to be issued, shares			5,204,352	3,964,352
Common stock to be issued, value			$ 247,707	$ 243,839
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	93,523,037
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 944,583
PledgeMusic, Inc. [Member] | Business Acquisition [Member]
Short-term Debt [Line Items]
Common stock shares issued for amending existing convertible notes, shares		1,000,000
Common stock shares issued for amending existing convertible notes, amount		$ 3,500
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Common stock shares issued under plan, shares		240,000
Common stock shares issued under plan, amount		$ 184